Debt (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2016	Jul. 27, 2017	Feb. 28, 2017	Feb. 28, 2017	Feb. 23, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2017
Interest expense						$ 20,775	$ 2,819	$ 56,641	$ 2,819	$ (15,220)
Accretion of debt discount						$ (256,667)	$ (30,753)	$ (675,077)	$ (30,753)	$ (165,481)
Common stock shares reserved under stock option plan						102,582		102,582		19,595,000
Exercise Price										$ 1.25
Market price of common stock										$ 1.54
Estimated volatility										92.30%
Risk free interest rate										1.23%
Expected dividend rate										0.00%
Expected life										5 years
Fair value										$ 340,735
Beneficial conversion intrinsic value										359,265
Debt discount										$ 700,000
Period for accretion of discount										P1Y3M
February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Interest expense						$ 7,724		$ 18,548
Accretion of debt discount						121,939		$ 275,286
Debt discount						168,000
Series F Warrant [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which the holder elects to exercise the Warrant

KCC [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Convertible debt financing, Maximum amount						$ 395,000		$ 395,000
Interest rate						7.00%		7.00%
KCC [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Common stock shares reserved under stock option plan						114,493		114,493
KCC [Member] | Loan agreement [Member]
Interest expense						$ 13,051		$ 38,093
Accretion of debt discount						134,728		399,791
Convertible debt financing, Maximum amount	$ 900,000
Interest rate	7.00%
Maturity date	Dec. 31, 2017				Feb. 23, 2018
Convertible debt financing, Loan received	$ 700,000				$ 395,000	395,000		395,000
Convertible debt financing, Remaining amount	$ 200,000
Debt instrument terms of conversion feature	(i) $1.54; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23.				(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Exercise Price	$ 1.25
Market price of common stock	$ 1.54
Estimated volatility	92.30%
Risk free interest rate	1.23%
Expected dividend rate	0.00%
Expected life	5 years
Fair value	$ 340,735
Beneficial conversion intrinsic value	359,265
Debt discount	$ 700,000							134,728
Period for accretion of discount	1.25 years
KCC [Member] | Loan agreement [Member] | Series E Warrant [Member]
Common stock shares reserved under stock option plan	584,416
Debt instrument terms of conversion feature	(i) $1.54; or (ii) a 20% discount to the average closing price of the Companys common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant.
KCC [Member] | Loan agreement [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan												114,493
Debt instrument terms of conversion feature				(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Joseph Sierchio [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Convertible debt financing, Maximum amount						$ 25,000		$ 25,000
Interest rate						7.00%		7.00%
Maturity date								Feb. 23, 2018
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

Joseph Sierchio [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Common stock shares reserved under stock option plan						7,246		7,246
Joseph Sierchio [Member] | Loan agreement [Member]
Maturity date					Feb. 23, 2018
Convertible debt financing, Loan received					$ 25,000
Debt instrument terms of conversion feature					(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Joseph Sierchio [Member] | Loan agreement [Member] | Series F Warrant [Member]
Debt instrument terms of conversion feature			(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Investor [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Convertible debt financing, Maximum amount						$ 25,000		$ 25,000
Interest rate						7.00%		7.00%
Payments of notes payable		$ 25,000
Payments of accrued interest		$ 676
Investor [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Common stock shares reserved under stock option plan						7,246		7,246
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant